Sale of U.S. Operations (Details)		1 Months Ended
	Apr. 12, 2016 USD ($)	Nov. 30, 2015 USD ($)	Apr. 30, 2016 USD ($)
eVance Breach of Contract Case [Member] | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Possible damages	$ 1,500,000
Promissory Note Issued and Included in Asset Purchase Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long term debt, face value			$ 727,285
Promissory Note Issued and Included in Asset Purchase Agreement [Member] | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Notes canceled	720,084
Long term debt, face value			$ 727,285
eVance Note [Member] | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long term debt, face value	$ 675,000
Notes, interest rate	12.00%
Number of shares of securing debt (in shares)	2,000,000
Buyer of Calpian Commerce Inc. and Calpian Residual Acquisitions LLP [Member] | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities transferred		$ 9,000,000